SCHEDULE OF WARRANT ACTIVITIES (Details)	12 Months Ended
Jun. 30, 2025 $ / shares shares
Class of Warrant or Right [Line Items]
Warrants outstanding, balance
Weighted Average Exercise Price, balance | $ / shares
Contractual Life in Years	4 years 7 months 28 days
Weighted Average Exercise Price, balance | $ / shares	$ 4.80
Contractual Life in Years | $ / shares	$ 4.66
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, Exercisable
Warrants outstanding, Granted	70,517
Weighted Average Exercise Price, Granted | $ / shares	$ 4.80
Contractual Life in Years	4 years 7 months 28 days
Warrants outstanding, Exercised
Weighted Average Exercise Price, Exercised | $ / shares
Warrants outstanding, Expired
Weighted Average Exercise Price, Expired | $ / shares
Warrants outstanding, balance	70,517
Warrants outstanding, Exercisable	70,517